Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes
The provision for income taxes consists of:

	For the Twelve Months Ended
(In Thousands)	2021	2020
Current tax (benefit) expense	$(265)	$663
Deferred tax expense (benefit)	76	(18)

Total	$(189)	$645

Schedule of Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities
The tax effects of deductible and taxable temporary differences that gave rise to significant portions of the deferred tax assets and deferred tax liabilities, respectively, are as follows:

(In Thousands)	December 31, 2021	December 31, 2020
Deferred tax assets:
Allowance for loan losses	$706	$571
Deferred compensation	295	266
Net fair value adjustment on acquired net assets	1,700	59
Net operating loss carryforwards	2,263	67
Other	8	23

Total deferred tax assets	4,972	986

Deferred tax liabilities:
Premises and equipment	$(350)	$(95)
Net unrealized gain on debt securities	(491)	(847)
Mortgage servicing rights	(93)	(58)
Deferred loan fees	0	(8)

Total deferred tax liabilities	(934)	(1,008)

Net deferred tax asset (liability)	$4,038	$(22)

Reconciliation of Effective Income Tax Rate
The reconciliation of the federal statutory rate and the Company’s effective income tax rate is as follows:

	For the Year Ended December 31,
	2021		2020
(In Thousands)	Amount	% of Pretax Income	Amount	% of Pretax Income
Provision at statutory rate	$21	21.0%	$1,016	21.0%
Tax-exempt income on debt securities	(291)	(291.3)	(299)	(6.2)
Bank-owned life insurance	(53)	(53.0)	(39)	(0.8)
Non-deductible merger expenses	149	(149.2)	—	—
Other	(15)	(14.6)	(33)	(0.7)

Actual tax expense and effective rate	$(189)	(188.6)%	$645	13.3%